USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited)

Besides the following listed commodity futures contracts, written call options and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2022.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2022:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, December 2022 contracts	18	$3,181,500	Dec-22	$(171,900)	(6.0)%

The following written call options of the Fund's wholly-owned subsidiary were open at September 30, 2022:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures Options, Call @ $1750,(Premiums received $8,592)	(18)	$8,592	Oct-22	(12,960)	(0.5)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills, 2.58%, 11/10/2022	1,750,000	1,747,340	60.9%
Total Treasury Obligations
(Cost $1,747,340)		1,747,340	60.9%
United States – Money Market Funds
Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.90%(c)	340,000	340,000	11.8%

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
United States – Money Market Funds (continued)
RBC U.S. Government Money Market Fund - Institutional Shares, 2.55%(c)	$580,000	$580,000	20.2%
Total Money Market Funds
(Cost $920,000)		$920,000	32.0%
Total Investments
(Cost $2,658,748)		$2,482,480	86.4%
Other Assets in Excess of Liabilities		389,704	13.6%
Total Net Assets		$2,872,184	100.0%

(a)	Collateral amounted to $171,900 on open commodity futures contracts.
(b)	Pledged as collateral for the trading of Commodity Futures Contracts.
(c)	Reflects the 7-day yield at September 30, 2022.

Summary of Investments by Country^
United States	100.0%

^	As a percentage of total investments.